4. Investment Securities	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Marketable Securities [Text Block]
4. Investment Securities

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of available-for-sale and held-to-maturity securities by major security type at December 31, 2011 and December 31, 2010 were as follows:

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
United States Government and federal agency and U.S. Government sponsored enterprises (GSEs)	$76,694	$1,374	$(46)	$78,022
State and Municipal	89,264	6,274	(55)	95,483
Collateralized mortgage obligations:
GSE residential	76,480	1,796	(34)	78,242
Total	242,438	9,444	(135)	251,747
Held-to-maturity:
State and Municipal	9,836	114	(8)	9,942
Total	$252,274	$9,558	$(143)	$261,689

	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
United States Government and federal agency and U.S. Government sponsored enterprises (GSEs)	$77,166	$1,671	$(633)	$78,204
State and Municipal	113,308	2,730	(384)	115,654
Collateralized mortgage obligations:
GSE residential	52,746	2,148	-0-	54,894
Total	243,220	6,549	(1,017)	248,752
Held-to-maturity:
State and Municipal	12,187	309	(24)	12,472
Total	$255,407	$6,858	$(1,041)	$261,224

Maturities of investment securities classified as available-for-sale and held-to-maturity were as follows at December 31, 2011:

	Adjusted Carrying Value	Fair Value
Available-for-sale:
Due in one year or less	$2,799	$2,825
Due after one year through five years	20,558	21,243
Due after five years through ten years	48,647	52,021
Due after ten years	34,909	37,355
	106,913	113,444
Mortgage-backed securities	59,045	60,061
Collateralized mortgage obligations	76,480	78,242
	$242,438	$251,747
Held-to-maturity:
Due in one year or less	$3,945	$3,972
Due after one year through five years	3,872	3,942
Due after five years through ten years	1,916	1,928
Due after ten years	103	100
	$9,836	$9,942

Proceeds from sales of investment securities available-for-sale during 2011, 2010 and 2009 were $87,042, $52,730 and $88,847, respectively. Gross gains were realized of $4,740 in 2011, $974 in 2010 and $3,323 in 2009 on those sales. Gross losses were realized of $2,047 in 2011, $252 in 2010 and $1,542 in 2009 on those sales. There was resulting tax expense of $1,044 in 2011, $280 in 2010 and $690 in 2009 from those sales. There were no sales of investment securities classified as held-to-maturity during 2011, 2010 or 2009.

Securities with unrealized losses at December 31, 2011 and 2010 not recognized in income are as follows:

			2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
United States Government and federal agency and U.S. Government sponsored enterprises (GSEs)	$4,932	$(46)	$-0-	$-0-	$4,932	$(46)
State and Municipal	505	(8)	1,597	(55)	2,102	(63)
Collateralized mortgage obligations:
GSE residential	6,083	(34)	-0-	-0-	6,083	(34)
Total temporarily impaired	$11,520	$(88)	$1,597	$(55)	$13,117	$(143)

			2010
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
United States Government and federal agency and U.S. Government sponsored enterprises (GSEs)	$26,238	$(633)	$-0-	$-0-	$26,238	$(633)
State and Municipal	20,493	(367)	1,343	(41)	21,836	(408)
Collateralized mortgage obligations GSE residential	6	-0-	-0-	-0-	6	-0-)
Total temporarily impaired	$46,737	$(1,000)	$1,343	$(41)	$48,080	$(1,041)

As of December 31, 2011, the amount of securities with an unrealized loss of more than twelve consecutive months is not material.

There are 9 and 68 securities in an unrealized loss position in the investment portfolio at December 31, 2011 and 2010, all due to interest rate changes and not credit events.  Total fair value of the investments at December 31, 2011 and 2010 was $13,117 and $48,080 which was approximately 5% and 18%, respectively of the Corporation’s available-for-sale and held-to-maturity investment portfolio. These unrealized losses are considered temporary and, therefore, have not been recognized into income, because the issuers are of high credit quality and management has the ability and intent to hold for the foreseeable future. The fair value is expected to recover as the investments approach their maturity date or there is a downward shift in interest rates.

The carrying value of securities pledged as collateral to secure public deposits and for other purposes was $201,385 at December 31, 2011 and $209,512 at December 31, 2010.